PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
Columbia
Small Cap Value II Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.3%
Communication Services: 2.3%
49,170
(1)
Magnite, Inc.
$ 561,030
0 .6
45,850  Telephone and Data
Systems, Inc.
1,776,229
1 .7
2,337,259
2 .3
Consumer Discretionary: 10.1%
3,300
(1)
Cavco Industries, Inc.
1,714,779
1 .7
2,810  Group 1 Automotive,
Inc.
1,073,280
1 .1
13,020
Kontoor Brands, Inc.
834,973
0 .8
81,850
(1)
Laureate Education,
Inc.
1,673,833
1 .7
155,310
Newell Brands, Inc.
962,922
1 .0
12,170
Patrick Industries, Inc.
1,029,095
1 .0
34,180  Perdoceo Education
Corp.
860,652
0 .8
24,210
(1)
Taylor Morrison Home
Corp.
1,453,568
1 .4
31,430
(1)
Victoria's Secret & Co.
583,969
0 .6
10,187,071
10 .1
Consumer Staples: 3.8%
15,050
Cal-Maine Foods, Inc.
1,368,045
1 .3
45,640
Dole PLC
659,498
0 .7
26,190  Edgewell Personal
Care Co.
817,390
0 .8
11,550
PriceSmart, Inc.
1,014,667
1 .0
3,859,600
3 .8
Energy: 5.5%
43,450
(1)
CNX Resources Corp.
1,367,806
1 .4
8,990
(1)
Gulfport Energy Corp.
1,655,419
1 .6
24,280
HF Sinclair Corp.
798,326
0 .8
31,880
SM Energy Co.
954,806
0 .9
29,070  World Fuel Services
Corp.
824,425
0 .8
5,600,782
5 .5
Financials: 23.2%
17,270
Assured Guaranty Ltd.
1,521,487
1 .5
17,100  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
625,860
0 .6
29,119  Bank of NT Butterfield
& Son Ltd.
1,133,311
1 .1
39,260
BankUnited, Inc.
1,352,114
1 .3
6,300
BOK Financial Corp.
656,145
0 .6
44,600  Columbia Banking
System, Inc.
1,112,324
1 .1
43,770
Dynex Capital, Inc.
569,885
0 .6
31,380
Essent Group Ltd.
1,811,254
1 .8
9,690  FirstCash Holdings,
Inc.
1,165,901
1 .2
74,780
Fulton Financial Corp.
1,352,770
1 .3
31,340  Hancock Whitney
Corp.
1,643,783
1 .6
36,430
Lazard, Inc.
1,577,419
1 .6
11,580  PennyMac Financial
Services, Inc.
1,159,274
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,550
Popular, Inc.
$ 974,504
1 .0
61,660
Radian Group, Inc.
2,039,096
2 .0
22,500
(1)
StoneX Group, Inc.
1,718,550
1 .7
49,580  Two Harbors
Investment Corp.
662,389
0 .7
36,420  Washington Federal,
Inc.
1,040,884
1 .0
28,230
Zions Bancorp NA
1,407,548
1 .4
23,524,498
23 .2
Health Care: 7.1%
6,070
(1)
Addus HomeCare
Corp.
600,262
0 .6
139,880
(1)
Amneal
Pharmaceuticals, Inc.
1,172,194
1 .2
9,590
(1)
ANI Pharmaceuticals,
Inc.
642,051
0 .6
52,950
(1)
BioCryst
Pharmaceuticals, Inc.
397,125
0 .4
32,040
(1)
Bridgebio Pharma, Inc.
1,107,623
1 .1
21,350
(1)
Cytokinetics, Inc.
858,057
0 .9
18,261
(1)
GoodRx Holdings, Inc.
- Class A
80,531
0 .1
8,330
(1)
ICU Medical, Inc.
1,156,704
1 .1
12,540
(1)
SpringWorks
Therapeutics, Inc.
553,390
0 .5
82,190
(1)
Teladoc Health, Inc.
654,232
0 .6
7,222,169
7 .1
Industrials: 20.4%
18,459
(1)
Alaska Air Group, Inc.
908,552
0 .9
10,270
ArcBest Corp.
724,857
0 .7
12,730
AZZ, Inc.
1,064,355
1 .0
11,510
Brink's Co.
991,702
1 .0
23,905
Crane Holdings Co.
1,228,717
1 .2
6,350
(1)
Dycom Industries, Inc.
967,359
1 .0
10,580
EnerSys
968,916
1 .0
16,430
Greenbrier Cos., Inc.
841,545
0 .8
9,360
Griffon Corp.
669,240
0 .7
14,350  Helios Technologies,
Inc.
460,491
0 .5
5,262
Herc Holdings, Inc.
706,529
0 .7
80,694
(1)
Hillman Solutions
Corp.
709,300
0 .7
18,820
HNI Corp.
834,667
0 .8
11,890
(1)
Kirby Corp.
1,201,009
1 .2
17,950
Korn Ferry
1,217,548
1 .2
77,320
(1)
Legalzoom.com, Inc.
665,725
0 .7
9,900
Matson, Inc.
1,268,883
1 .2
6,122
Moog, Inc. - Class A
1,061,249
1 .0
42,810
(1)
MRC Global, Inc.
491,459
0 .5
6,427
Ryder System, Inc.
924,267
0 .9
5,020
(1)
SPX Technologies, Inc.
646,476
0 .6
116,250
(1)
Sunrun, Inc.
681,225
0 .7
13,000
UFP Industries, Inc.
1,391,520
1 .4
20,625,591
20 .4
Information Technology: 6.8%
15,940
(1)
Applied
Optoelectronics, Inc.
244,679
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
Columbia
Small Cap Value II Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
30,388  Clear Secure, Inc.
- Class A
$ 787,353
0 .8
13,640
CTS Corp.
566,742
0 .6
17,670
(1)
Digi International, Inc.
491,756
0 .5
27,700
EVERTEC, Inc.
1,018,529
1 .0
18,180  Progress Software
Corp.
936,452
0 .9
45,450
(1)
TTM Technologies, Inc.
932,179
0 .9
90,540
(1)
Viavi Solutions, Inc.
1,013,143
1 .0
28,530
Vontier Corp.
937,211
0 .9
6,928,044
6 .8
Materials: 6.5%
34,940
Avient Corp.
1,298,370
1 .3
11,650
Cabot Corp.
968,581
0 .9
25,050  Commercial Metals
Co.
1,152,551
1 .1
17,670  Minerals Technologies,
Inc.
1,123,282
1 .1
19,664
Scotts Miracle-Gro Co.
1,079,357
1 .1
19,960  Worthington Industries,
Inc.
999,796
1 .0
6,621,937
6 .5
Real Estate: 7.9%
34,950  American Assets Trust,
Inc.
703,893
0 .7
37,780  Cousins Properties,
Inc.
1,114,510
1 .1
140,430
(1)
Cushman & Wakefield
PLC
1,435,195
1 .4
30,350  Kite Realty Group
Trust
678,929
0 .7
83,550
Macerich Co.
1,434,554
1 .4
19,670  Marcus & Millichap,
Inc.
677,631
0 .7
56,580  Tanger Factory Outlet
Centers, Inc.
1,911,838
1 .9
7,956,550
7 .9
Utilities: 4.7%
11,180
National Fuel Gas Co.
885,344
0 .9
27,600  New Jersey Resources
Corp.
1,354,056
1 .3
41,140  Portland General
Electric Co.
1,834,844
1 .8
21,860
UGI Corp.
722,910
0 .7
4,797,154
4 .7
Total Common Stock
(Cost $94,078,071)
99,660,655
98 .3
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 0.5%
3,363  iShares Russell 2000
Value ETF
$ 507,745
0 .5
Total Exchange-Traded
Funds
(Cost $517,902)
507,745
0 .5
Total Long-Term
Investments
(Cost $94,595,973)
100,168,400
98 .8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.1%
Mutual Funds: 0.1%
139,445
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $139,445) $ 139,445 0 .1
Total Short-Term
Investments
(Cost $139,445)
139,445
0 .1
Total Investments in
Securities
(Cost $94,735,418) $ 100,307,845 98 .9
Assets in Excess of
Other Liabilities 1,096,607 1.1
Net Assets $ 101,404,452 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
VY
®
Columbia
Small Cap Value II Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 99,660,655 $ — $ — $ 99,660,655
Exchange-Traded Funds 507,745 — — 507,745
Short-Term Investments 139,445 — — 139,445
Total Investments, at fair value $ 100,307,845 $ — $ — $ 100,307,845
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,785,980
Gross Unrealized Depreciation (5,213,553)
Net Unrealized Appreciation $ 5,572,427